Background information of business and organization	6 Months Ended
Jun. 30, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Background information of business and organization

1. Background information of business and organization

Xinyuan Real Estate Co., Ltd. (the “Company”) and its subsidiaries (collectively the “Group”) are principally engaged in residential real estate development and the provision of property management services. The Group’s operations are conducted mainly in the People’s Republic of China (“PRC”). In 2012, the Group expanded its business into the U.S. residential real estate market.

As of June 30, 2017, subsidiaries of the Company and its consolidated variable interest entities included the following entities:

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500,000	100%	Investment holding company
Xinyuan International (HK) Property Investment Co., Limited	Hong Kong October 26, 2011	HK$	3,000,000	100%	Investment holding company
XIN Development Group International Inc.	United States November 10, 2011	US$	0	100%	Investment holding company
Xinyuan Real Estate, Ltd.	Cayman Islands January 27, 2006	US$	50,000,000	100%	Investment holding company
South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company
Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company
Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10,000	100%	Investment holding company
XIN Irvine, LLC	United States July 12, 2012	US$	50,000	100%	Real estate development
Vista Sierra, LLC	United States May 1, 2012	US$	0	100%	Real estate development
XIN Development Management East, LLC	United States August 28, 2012	US$	1,000	100%	Property management services
XIN NY Holding, LLC	United States August 29, 2012	US$	1,000	100%	Investment holding company
421 Kent Development, LLC	United States August 29, 2012	US$	1,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xinyuan Sailing Co., Ltd.	Hong Kong June 21, 2013	HK$	3,000,000	100%	Investment holding company
AWAN Plasma Sdn Bhd	Malaysia April 16, 2007	MYR	33,577,000	100%	Real estate development
XIN Eco Marine Group Properties Sdn Bhd	Malaysia July 9, 2014	MYR	33,217,000	100%	Investment holding company
Xinyuan Internet Finance Co., Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company
New Dawn International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company
New Legend International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company
New Point International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company
New Grace International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company
China Online Finance Research Institute Limited	Hong Kong July 17, 2015	US$	1,000,000	100%	Dormant
Genesis Ocean Investments Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company
Honest View Development Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company
Honour Triumph Enterprises Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company
Well Poly Holdings Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company
Zhengzhou Yasheng Construction Material Co., Ltd.	PRC October 22, 2013	US$	50,000,000	100%	Sales of construction materials
Zhengzhou Jiasheng Real Estate Co., Ltd	PRC December 2, 2013	US$	60,000,000	100%	Real estate development
Zhengzhou Yusheng Landscape Design Co., Ltd.	PRC December 25, 2013	US$	70,000,000	100%	Landscaping engineering and management
Xinyuan (China) Real Estate, Ltd.	PRC April 10, 2006	US$	307,000,000	100%	Investment holding company
Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”)	PRC May 19, 1997	RMB	200,000,000	100%	Real estate development
Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	PRC February 9, 2006	RMB	10,000,000	100%	Real estate development
Shandong Xinyuan Real Estate Co., Ltd.	PRC June 2, 2006	RMB	300,000,000	100%	Real estate development
Xinyuan Technology Service Co., Ltd. (“Xinyuan Service”)	PRC December 28, 1998	RMB	50,000,000	94%	Property management services
Mingyuan Landscape Engineering Co., Ltd.	PRC February 17, 2004	RMB	2,000,000	100%	Landscaping engineering and management

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Henan Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC December 29, 2011	RMB	20,000,000	100%	Real estate development
Suzhou Xinyuan Real Estate Development Co., Ltd.	PRC November 24, 2006	RMB	200,000,000	100%	Real estate development
Anhui Xinyuan Real Estate Co., Ltd.	PRC December 7, 2006	RMB	50,000,000	100%	Real estate development
Kunshan Xinyuan Real Estate Co., Ltd.	PRC January 31, 2008	RMB	200,000,000	100%	Real estate development
Xinyuan Real Estate (Chengdu) Co., Ltd.	PRC June 12, 2007	RMB	220,000,000	100%	Real estate development
Xuzhou Xinyuan Real Estate Co., Ltd.	PRC November 9, 2009	RMB	200,000,000	100%	Real estate development
Henan Xinyuan Jiye Real Estate Co., Ltd.	PRC November 15, 2009	RMB	50,000,000	100%	Real estate development
Beijing Xinyuan Wanzhong Real Estate Co., Ltd.	PRC March 4, 2008	RMB	900,000,000	100%	Real estate development
Beijing Heju Management Consulting Service Co. Ltd.	PRC January 16, 2009	RMB	30,000,000	100%	Real estate development
Xinyuan Renju (Beijing) Asset Management Co., Ltd.	PRC January 16, 2009	RMB	30,000,000	100%	Real estate development
Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd.	PRC June 13, 2005	RMB	10,000,000	100%	Real estate development
Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	PRC March 8, 2012	RMB	30,000,000	100%	Real estate consulting services
Henan Xinyuan Priority Commercial Management Co., Ltd.	PRC August 10, 2012	RMB	2,000,000	100%	Leasing management services
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC September 20, 2012	RMB	200,000,000	100%	Real estate development
Jiangsu Jiajing Real Estate Co., Ltd.	PRC March 28, 2005	RMB	150,000,000	100%	Real estate development
Beijing XIN Media Co., Ltd.	PRC July 10, 2013	RMB	10,000,000	100%	Culture and Media services

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xingyang Xinyuan Real Estate Co., Ltd.	PRC July 25, 2013	RMB	200,000,000	100%	Real estate development
APEC Construction Investment (Beijing) Co., Ltd.	PRC August 1, 2013	RMB	100,000,000	100%	Dormant
Beijing Xinxiang Huicheng Decoration Co., Ltd.	PRC October 18, 2013	RMB	10,000,000	100%	Property decoration services
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC December 4, 2013	RMB	300,000,000	100%	Real estate development
Xinrongji (Beijing) Investment Co., Ltd.	PRC December 25, 2013	RMB	100,000,000	100%	Dormant
Sanya Beida Science and Technology Park Industrial Development Co., Ltd.	PRC January 10, 2014	RMB	200,000,000	100%	Real estate development
Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC February 21, 2014	RMB	50,000,000	100%	Real estate development
Zhengzhou Hengsheng Real Estate Co., Ltd.	PRC June 19, 2014	RMB	20,000,000	100%	Real estate development
Beijing Xinyuan Xindo Park E-commerce Co., Ltd.	PRC August 12, 2014	RMB	202,000,000	100%	Electronic commerce
Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	PRC September 15, 2014	RMB	20,000,000	90%	Real estate development
Tianjin Xinyuan Real Estate Co., Ltd.	PRC September 17, 2014	RMB	100,000,000	100%	Real estate development
Xi’an Xinyuan Metropolitan Business Management Co., Ltd.	PRC November 25, 2014	RMB	3,000,000	100%	Property management services
Beijing Xinleju Technology Development Co., Ltd.	PRC December 24, 2014	RMB	10,000,000	100%	Technical service
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. (“Changsha Wanzhuo”)	PRC April 3, 2014	RMB	100,000,000	100%	Real estate development
Shanghai Junxin Real Estate Co., Ltd.	PRC January 16, 2014	RMB	5,000,000	100%	Real estate development
Beijing Yue-Mart Commerce and Trade Co., Ltd.	PRC January 5, 2015	RMB	30,000,000	100%	Retail store
Beijing Xinhe Investment Development Co., Ltd.	PRC May 5, 2015	RMB	5,000,000	100%	Investment holding company
Jinan Xinyuan Commercial Management Co., Ltd.	PRC December 4, 2015	RMB	3,000,000	100%	Retail store
Henan Yue-Mart Commerce and Trade Co., Ltd.	PRC March 23, 2015	RMB	10,000,000	100%	Retail store
Henan Xinyuan Guangsheng Real Estate Co., Ltd.	PRC July 27, 2015	RMB	40,000,000	100%	Real estate development
Shanghai Hexinli Property Management Center (Limited partnership) (“Shanghai Hexinl”)	PRC July 28, 2015	RMB	100,000	78.95%	Property management services
Subsidiary companies:
Shenzhen Xilefu Internet Financial Service Co., Ltd.	PRC June 12, 2015	RMB	5,000,000	100%	Dormant
Shenzhen Xileju Technology Development Co., Ltd.	PRC June 4, 2015	RMB	5,000,000	100%	Intelligent information system development
Henan Xinyuan Real Estate Marketing Co., Ltd.	PRC July 30, 2015	RMB	1,000,000	100%	Real estate marketing
Shandong Xinyuan Renju Real Estate Co., Ltd.	PRC November 19, 2011	RMB	50,000,000	100%	Real estate development
Shaanxi Zhongmao Economy Development Co., Ltd.	PRC June 22, 1998	RMB	22,500,000	65.98%	Real estate development
421 Kent Holding Co, Ltd.	United States May 2, 2014	US$	1,000	100%	Investment holding company
Hudson 888 Owner LLC	United States October 22, 2015	US$	1,000	100%	Real estate development
XIN Manhattan Holding LLC	United States December 9, 2015	US$	1,000	100%	Investment holding company
Hudson 888 Holding LLC	United States December 9, 2015	US$	1,000	100%	Investment holding company
Shenzhen Xinchuang Investment Consulting Co., Ltd.	PRC January 20, 2016	RMB	500,000	100%	Dormant
Shenzhen Keye Investment Co., Ltd.	PRC February 26, 2016	RMB	5,000,000	100%	Dormant
Henan Yueshenghang Property Service Co., Ltd.	PRC April 15, 2016	RMB	50,000,000	100%	Property management services
Henan Xinyuan Quansheng Real Estate Co., Ltd.	PRC January 14, 2015	RMB	40,000,000	100%	Real estate development
Zhengzhou Shengdao Real Estate Co., Ltd.	PRC October 14, 2013	RMB	20,000,000	100%	Real estate development
Henan Xinyuan Shunsheng Real Estate Co., Ltd.	PRC January 13, 2016	RMB	30,000,000	100%	Real estate development
Hunan Erli Real Estate Co., Ltd. (“Hunan Erli”)	PRC January 4, 2008	RMB	50,000,000	100%	Real estate development
Ningbo Meishan Bonded Port Xinshoulei Investment Management Co., Limited	PRC July 13, 2016	RMB	5,000,000	100%	Dormant
Xinyuan (China) Technology Research Institute Limited	Hong Kong July 8, 2016	HK$	10,000	100%	Dormant
XIN Queens Holding LLC	United States July 6, 2016	US$	1,000	100%	Investment holding company
Queens Theatre Holdco LLC	United States July 6, 2016	US$	1,000	100%	Investment holding company
Queens Theatre Owner LLC	United States July 6, 2016	US$	1,000	100%	Investment holding company
Xinyuan Future Science & Technology Research (Beijing) Co., Limited	PRC July 8, 2016	RMB	1,000,000	100%	Dormant
Subsidiary companies:
Zhengzhou Xinnan Real Estate Co., Ltd. (“Zhengzhou Xinnan”)	PRC January 21, 2016	RMB	50,000,000	51%	Real estate development
Xinyan Investment Management Co., Limited(“Xinrock”)	PRC April 8, 2016	RMB	100,000,000	70%	Investment holding company
Hangzhou Investment Consulting Co., Limited	PRC May 25, 2016	RMB	10,000,000	70%	Dormant
Hunan Yue-Mart Commercial Management Co.,Ltd	PRC October 11, 2016	RMB	10,000,000	100%	Retail store
Xinyuan Tianjin Technology Development Co., Limited	PRC December 8, 2016	RMB	20,000,000	100%	Dormant
Henan Xinyuan Industrial Co., Limited	PRC December 22, 2016	RMB	20,000,000	100%	Dormant
Chengdu Xinyuan Commercial Management Co., Limited	PRC December 12, 2016	RMB	10,000,000	100%	Dormant
Hunan Xintian Real Estate Co., Ltd. (“Hunan Xintian”)(1)	PRC September 28, 2009	RMB	20,000,000	100%	Real estate development
Beijing Xinju Technology Co., Ltd.	PRC February 7, 2017	RMB	10,000,000	51%	Real estate brokerage
Zhengzhou Hangmei Technology Development Co., Ltd.(“Zhengzhou Hangmei”)(2)	PRC November 25, 2014	RMB	50,000,000	51%	Real estate development
Zhengzhou Hangmei Zhengxing Technology Co., Ltd.(“Hangmei Zhengxing”)(3)	PRC March 28, 2016	RMB	50,000,000	60%	Real estate development
Xi’an Dingrun Real Estate Co., Ltd. (“Xi’an Dingrun”)(4)	PRC June 1, 2011	RMB	20,000,000	100%	Real estate development
Zhengzhou Kangshengboda Real Estate Co., Ltd. (“Zhengzhou Kangshengboda”)(5)	PRC July 29, 2016	RMB	50,000,000	100%	Real estate development
Xinjiang Xinyuan Renju Equity Investment., Ltd.	PRC February 24, 2017	RMB	10,000,000	100%	Real estate development
Qingdao Jianuohua International Healthy Industrial Co., Ltd.	PRC March 28, 2017	RMB	50,000,000	75%	Dormant
Xinyuan Technology Development Operation Henan Co., Ltd.	PRC March 16, 2017	RMB	100,000,000	100%	Real estate development
Zhuhai Prince Real Estate Co., Ltd. (“Zhuhai Prince”)(6)	PRC September 13, 1990	RMB	16,000,000	100%	Real estate development
Henan Renxin Real Estate Co., Ltd. (“Henan Renxin”)(7)	PRC July 11, 2008	RMB	200,000,000	51%	Real estate development
Henan Huanzhou Construction Engineering Co., Ltd.	PRC June 1, 2017	RMB	50,000,000	100%	Real estate development
Kunshan Litai Construction Co., Ltd.	PRC June 29, 2017	RMB	30,000,000	100%	Real estate development
Suzhou Danhua Construction Co., Ltd.	PRC June 29, 2017	RMB	30,000,000	100%	Real estate development
Xinchuang Technology Co., Ltd.	PRC May 2, 2017	RMB	100,000,000	100%	Real estate development
Subsidiary companies:
Hangzhou Xinyansuifeng Investment Partnership Enterprise (Limited partnership)	PRC April 11, 2017	RMB	5,000,000	100%	Dormant
Hangzhou Huiyuan Investment Management Partnership Enterprise (Limited partnership)	PRC May 23, 2017	RMB	5,000,000	100%	Investment holding company
Henan Xinyuan Education Technology, Ltd.	PRC May 31, 2017	RMB	10,000,000	51%	Dormant
Shenzhen Ruizhuoxizhi Technology Development Co., Ltd.	PRC June 29, 2017	RMB	10,000,000	100%	Dormant

VIE:
Beijing Ruihao Rongtong Real Estate Co., Ltd. (“Ruihao Rongtong”)	PRC June 15, 2006	RMB	250,000,000	65%	Real estate development

(1)Acquired on January 25, 2017.

(2)Acquired on January 18, 2017.

(3)Acquired on January 18, 2017. The Company indirectly controls Hangmei Zhengxin through its subsidiary, Zhengzhou Hangmei, which owns 60% equity interest in Hangmei Zhengxing.

(4)Acquired on May 10, 2017.

(5)Acquired on June 23, 2017.

(6)Acquired on June 28, 2017.

(7)Acquired on June 20, 2017.

Equity holdings remained unchanged throughout the six months ended June 30, 2017 except for Zhengzhou Hangmei, Hangmei Zhengxing, Hunan Xintian, Xi’an Dingrun, Zhengzhou Kangshengboda, Zhuhai Prince and Henan Renxin.